Client Name:
Client Project Name:	BRAVO 2026-NQM1
Start - End Dates:	6/15/2016 - 10/21/2025
Deal Loan Count:	177

Loan Level Tape Compare Upload

Loans in Report	26

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
151730	XXXXXX	Representative Credit Score for Grading	700	755
817528	XXXXXX	Borrower DSCR Percent	1.5850	1.0642
817528	XXXXXX	Borrower DSCR Percent	1.5850	1.0642
817528	XXXXXX	First Rate Change Date	11/01/2030	10/01/2030
817528	XXXXXX	Representative Credit Score for Grading	677	671
560426	XXXXXX	Representative Credit Score for Grading	600	546
560426	XXXXXX	Number of Units	2	1
899695	XXXXXX	Loan Purpose	Rate and Term Refi	Cashout Refi
681352	XXXXXX	Combined LTV	63.30	66.08
681352	XXXXXX	Original LTV	63.30	66.08
389996	XXXXXX	Representative Credit Score for Grading	705	709
246848	XXXXXX	Borrower DSCR Percent	1.4260	1.308
246848	XXXXXX	Borrower DSCR Percent	1.4260	1.308
303575	XXXXXX	Representative Credit Score for Grading	797	793
616003	XXXXXX	Debt to Income Ratio (Back)	15.9000	23.9389
888919	XXXXXX	Min Number	XXXXXX	XXXXXX
792899	XXXXXX	Representative Credit Score for Grading	640	668
579444	XXXXXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
832444	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
600686	XXXXXX	Debt to Income Ratio (Back)	35.1000	45.3786
360542	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
720717	XXXXXX	Debt to Income Ratio (Back)	22.0000	18.6544
541105	XXXXXX	Debt to Income Ratio (Back)	42.8000	49.7480
190232	XXXXXX	Representative Credit Score for Grading	740	758
944238	XXXXXX	Combined LTV	69.40	66.85
944238	XXXXXX	Original LTV	69.40	66.85
300235	XXXXXX	Debt to Income Ratio (Back)	50.3000	46.5395
316351	XXXXXX	HCLTV	63.41	0.000
316351	XXXXXX	Origination Date	XXXXXX	XXXXXX

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